Equity Incentive Plan - Non Vested Shares (Table) (Details) (USD $)	9 Months Ended
Sep. 30, 2014
Non-vested Stock
At beginning of period	1,569,102
Awarded	977,500
Vested	(615,769)
Forfeited	(1,750)
At end of period	1,929,083
Weighted Average Grant Date Market Price
At beginning of period	$ 8.52
Awarded	$ 9.83
Vested	$ 8.52
Forfeited	$ 7.25
At end of period	$ 9.18